Disclosure of detailed information about cash and cash equivalents (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Cash	$ 174,265	$ 266,785
Cash equivalents	0	66,920
Cash and cash equivalents	$ 174,265	$ 333,705	$ 499,249